Concentration of Major Customers and Suppliers	6 Months Ended
Dec. 31, 2024
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 14 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major Customers

For the six months ended December 31, 2024, none of our customers contributed over 10% revenue of the Company. As of December 31, 2024, account receivable balance of Customers P, I, S and M accounted for approximately 31%, 27%, 12% and 11% of the Company’s total trade receivable.

For fiscal 2024, no customer contributed over 10% revenue of the Company. As of June 30, 2024, Customers A and I accounted for approximately 54% and 17% of the Company’s total trade receivable.

For the six months ended December 31, 2023, none of our customers contributed over 10% revenue of the Company. As of December 31, 2023, account receivable balance of Customer M accounted for approximately 64% of the Company’s total trade receivable.

Major Suppliers

For the six months ended December 31, 2024, Supplier L accounted for approximately 99% of the total purchases. As of December 31,2024, Suppliers U and V accounted for approximately 51% and 49% of the Company’s trade accounts payable.

For fiscal 2024, Supplier L accounted for approximately 100% of our total purchases. As of June 30, 2024, Supplier P accounted for approximately 100% of the Company’s trade accounts payable.

For the six months ended December 31, 2023, Supplier L accounted for approximately 99% of the total purchases. As of December 31,2023, Supplier P accounted for approximately 100% of the Company’s trade accounts payable.